PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS, Basis of Preparation and Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
Convertible notes	$ 29,481	$ 0
Non-current [Abstract]
Convertible notes	1,356,332	1,061,796
Parent Company [Member]
Equity Method Investment [Abstract]
Cumulative losses in excess of investment	3,012,286	1,802,108
Dividend from subsidiaries	363,129
Current [Abstract]
Convertible notes	29,481	0
Non-current [Abstract]
Convertible notes	1,356,332	1,061,796
Parent Company [Member] | Other Equity Investee [Member]
Equity Method Investment [Abstract]
Dividends from other equity investees	0	0
2017 Convertible Notes [Member]
Current [Abstract]
Convertible notes	29,481	0
Non-current [Abstract]
Convertible notes	0	636,716
Convertible notes, principal amount			$ 675,000
2017 Convertible Notes [Member] | Parent Company [Member]
Current [Abstract]
Convertible notes	29,481	0
Non-current [Abstract]
Convertible notes	0	636,716
Convertible notes, principal amount			$ 675,000
2018 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	453,215	425,080
Convertible notes, principal amount	575,000
2018 Convertible Notes [Member] | Parent Company [Member]
Non-current [Abstract]
Convertible notes	453,215	425,080
Convertible notes, principal amount		575,000
2019 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	903,117	0
Convertible notes, principal amount	1,150,000
2019 Convertible Notes [Member] | Parent Company [Member]
Non-current [Abstract]
Convertible notes	903,117	0
Convertible notes, principal amount	1,150,000
Convertible Debt [Member] | Parent Company [Member] | Tencent Limited [Member]
Non-current [Abstract]
Convertible notes, principal amount	$ 0	$ 50,000